Changes in Carrying Amount of Goodwill by Location (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Goodwill, Beginning Balance	$ 4,939,462	$ 4,832,050
Goodwill aadditions	5,353,317	0
Foreign Currency Translation	(662,500)	107,412
Goodwill, Ending Balance	9,630,279	4,939,462
United States
Goodwill, Beginning Balance	1,402,000	1,402,000
Goodwill aadditions	5,353,317	0
Foreign Currency Translation	0	0
Goodwill, Ending Balance	6,755,317	1,402,000
Australia
Goodwill, Beginning Balance	3,537,462	3,430,050
Goodwill aadditions	0	0
Foreign Currency Translation	(662,500)	107,412
Goodwill, Ending Balance	$ 2,874,962	$ 3,537,462